Segment information and revenue analysis	3 Months Ended
Mar. 31, 2025
Segment information and revenue analysis
Segment information and revenue analysis

Note 9. Segment information and revenue analysis

The Company follows ASC 280, Segment Reporting, which requires that companies disclose segment data based on how management makes decisions about allocating resources to each segment and evaluating their performances. The Company has one reporting segment. The Company’s chief operating decision maker has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company and hence the Company has only one reportable segment. The Company does not distinguish between markets or segments for the purpose of internal reporting.

Disaggregated information of revenues by stream are as follows:

	Three Months Ended
	March 31, 2025	March 31, 2024
Revenues:
Time-based subscriptions	$253,238	$263,903
Credit-based subscriptions	562,778	521,382
Marketing revenues (related party)	—	100,000
Total revenues	$816,016	$885,285